Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 1,416	¥ 998	¥ 1,441	¥ 993
Provision for credit losses, Allowance for credit losses against loans		101	75	75	80
Charge-offs, Allowance for credit losses against loans		0	(23)	0	(23)
Other,Allowance for credit losses against loans	[1]	2	0	3	0
Ending balance, Allowance for credit losses against loans		1,519	1,050	1,519	1,050
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		2,190	2,535	2,110	2,484
Provision for credit losses, Allowance for credit losses against receivables other than loans		200	(102)	292	1
Charge-offs, Allowance for credit losses against receivables other than loans			23		23
Other, Allowance for credit losses against receivables other than loans	[1]	(123)	4	(135)	(48)
Ending balance, Allowance for credit losses against receivables other than loans		2,267	2,460	2,267	2,460
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		3,606	3,533	3,551	3,477
Provision for credit losses, Total allowance for doubtful accounts		301	(27)	367	81
Charge-offs, Total allowance for doubtful accounts		0	0	0	0
Other, Total allowance for doubtful accounts	[1]	(121)	4	(132)	(48)
Ending balance, Total allowance for doubtful accounts		3,786	3,510	3,786	3,510
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		969	912	968	912
Provision for credit losses, Allowance for credit losses against loans		100	72	101	72
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans		1,069	984	1,069	984
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans			71		66
Provision for credit losses, Allowance for credit losses against loans					5
Charge-offs, Allowance for credit losses against loans			(17)		(17)
Other,Allowance for credit losses against loans	[1]		0		0
Ending balance, Allowance for credit losses against loans			54		54
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans			7		7
Provision for credit losses, Allowance for credit losses against loans			(7)		(7)
Charge-offs, Allowance for credit losses against loans
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		447	8	473	8
Provision for credit losses, Allowance for credit losses against loans		1	10	(26)	10
Charge-offs, Allowance for credit losses against loans			(6)		(6)
Other,Allowance for credit losses against loans	[1]	2		3
Ending balance, Allowance for credit losses against loans		450	12	450	12
Advances to affiliated companies [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		0	0	0	0
Provision for credit losses, Allowance for credit losses against loans			0
Charge-offs, Allowance for credit losses against loans		0	0	0	0
Other,Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans			¥ 0		¥ 0

[1]	Includes the effect of foreign exchange movements.